ACQUISITION OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2017
ACQUISITION OF SUBSIDIARIES
Schedule of assets acquired and associated liabilities assumed

Thousand USD
Current assets	5,673
Bank and cash	4,553
Trade and other receivables	1,120
Non-current assets	44,339
IPP solar parks	34,158
Other long-term assets	10,181
Current liabilities	(1,129)
Trade and other payables	(344)
Short-term bank loan	(785)
Non-current liabilities	(31,665)
Assets Retirement Obiligation	(714)
Long-term bank loan	(20,076)
Other long-term liabilities	(10,875)
Non-controlling interest	1,405

Net assets acquired	15,813

Consideration and satisfied by:
Issuance of ordinary shares	10,147
Cash paid	5,666

Net cash outflow on acquisition of a subsidiary is as follows:

Cash paid as consideration	5,666
Less: cash received in acquired companies	4,553
Net cash outflow arising on acquisition:	1,113